ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.6%

Aerospace/Defense – 4.7%
HEICO Corp.	9,835	$1,510,066

Auto Parts & Equipment – 3.7%
Miller Industries, Inc.	43,009	1,211,133

Building Materials – 5.9%
Carrier Global Corp.	26,375	1,209,821
Trex Co., Inc.*	10,550	689,232
Total Building Materials		1,899,053

Chemicals – 6.6%
Sherwin-Williams Co. (The)	4,045	1,009,713
Stepan Co.	11,427	1,129,102
Total Chemicals		2,138,815

Commercial Services – 3.7%
Moody’s Corp.	3,605	1,216,363

Computers – 4.8%
Science Applications International Corp.	16,734	1,542,373

Diversified Financial Services – 4.2%
Intercontinental Exchange, Inc.	10,354	1,367,970

Food – 5.0%
Hershey Co. (The)	7,419	1,607,178

Healthcare - Products – 15.8%
Abbott Laboratories	10,047	1,189,163
Danaher Corp.	4,328	1,269,532
Stryker Corp.	5,217	1,394,765
Thermo Fisher Scientific, Inc.	2,142	1,265,172
Total Healthcare - Products		5,118,632

Household Products/Wares – 8.5%
Church & Dwight Co., Inc.	14,074	1,398,674
Reynolds Consumer Products, Inc.(a)	46,199	1,355,479
Total Household Products/Wares		2,754,153

Insurance – 4.8%
Aflac, Inc.	24,176	1,556,693

Machinery - Diversified – 3.9%
Otis Worldwide Corp.	16,368	1,259,518

Media – 3.9%
FactSet Research Systems, Inc.	2,903	1,260,337

Packaging & Containers – 4.7%
Silgan Holdings, Inc.	33,151	1,532,571

Pharmaceuticals – 3.3%
Zoetis, Inc.	5,763	1,086,844

Retail – 3.5%
Ross Stores, Inc.	12,410	1,122,609

Software – 12.6%
Broadridge Financial Solutions, Inc.	7,743	1,205,663
Fair Isaac Corp.*	3,233	1,508,065
Fiserv, Inc.*	13,507	1,369,610
Total Software		4,083,338

Total Common Stocks
(Cost $26,414,794)		32,267,646

MONEY MARKET FUND – 0.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.17%(b)
(Cost $131,370)	131,370	131,370

Total Investments – 100.0%
(Cost $26,546,164)		32,399,016
Liabilities in Excess of Other Assets – (0.0)%**		(12,745)
Net Assets – 100.0%		$32,386,271

*	Non-income producing security.
**	Less than 0.05%.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $120,089; the aggregate market value of the collateral held by the fund is $120,706. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $120,706.
(b)	Rate shown reflects the 7-day yield as of March 31, 2022.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$32,267,646	$–	$–	$32,267,646
Money Market Fund	131,370	–	–	131,370
Total	$32,399,016	$–	$–	$32,399,016

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	4.7%
Auto Parts & Equipment	3.7
Building Materials	5.9
Chemicals	6.6
Commercial Services	3.7
Computers	4.8
Diversified Financial Services	4.2
Food	5.0
Healthcare - Products	15.8
Household Products/Wares	8.5
Insurance	4.8
Machinery - Diversified	3.9
Media	3.9
Packaging & Containers	4.7
Pharmaceuticals	3.3
Retail	3.5
Software	12.6
Money Market Fund	0.4
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)**
Net Assets	100.0%

**	Less than 0.05%.